Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
minimum lease payments

Amount
Year ending December 31:
2022	$1,665
2023	489
2024	45
Thereafter	—
Total	$2,199

Schedule of media rights payments

Amount
Year ending December 31:
2022	$18,358
2023	18,588
2024	9,498
Thereafter	—
Total	$46,443

Schedule of miami fc sponsorship payments

Amount
Year ending December 31:
2022	$525
2023	650
2024	—
Thereafter	—
Total	$1,175